SCHEDULE OF ROLL FORWARD OF VALUATION ALLOWANCES OF DEFERRED TAX ASSETS (Details) - CNY (¥)	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Income Tax Disclosure [Abstract]
Balance	¥ 3,644
Addition of valuation allowance	108	3,644
Balance	¥ 3,752	¥ 3,644